BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short term borrowings:
Bank loans	$ 3,121,226	$ 3,831,476
Current portion of long term borrowings	1,376,319	1,183,926
Total current borrowings	4,497,545	5,015,402
Long term borrowings:
Bank loans	2,991,829	2,965,563
Total non current borrowings	2,991,829	2,965,563
Total borrowings	$ 7,489,374	$ 7,980,965